SCHEDULE OF FAIR VALUE HIERARCHY OF THE VALUATION INPUTS (Details) - Fair Value, Inputs, Level 3 [Member] - Distoken Acquisition Corporation [Member]	Feb. 17, 2023 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Representative Warrants	¥ 12,075
Fair Value of Public Rights for ordinary shares subject to redemption allocation	3,305,100
Fair Value of Public Warrants for ordinary shares subject to redemption allocation	1,104,000
Representative Warrants	12,075
Fair Value of Public Rights for ordinary shares subject to redemption allocation	3,305,100
Fair Value of Public Warrants for ordinary shares subject to redemption allocation	¥ 1,104,000